UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period:12/31/08

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS (Unaudited)

As of December 31, 2008

		Shares	Value
	Common Stock 77.20%
	Aerospace / Defense 3.94%
	Aeroenvironment, Inc.*	10,000	$ 368,100

	Chemicals 4.00%
	Intrepid Potash, Inc. *	18,000	373,860

	Commercial Services 22.03%
	American Public Education, Inc. *	10,000	371,900
	K12, Inc. *	11,000	206,250
	New Oriental Education & Technology Group *	8,500	466,735
	Riskmetrics Group, Inc. *	5,000	74,450
	SAIC, Inc. *	24,000	467,520
	Visa, Inc.	9,000	472,050
			2,058,905
	Diversified Financial Services 2.68%
	Interactive Brokers Group, Inc. *	14,000	250,460

	Electric 7.48%
	ITC Holdings Corp.	16,000	698,880

	Healthcare Services 7.25%
	Genoptix, Inc. *	11,000	374,880
	IPC The Hospitalist Co., Inc. *	18,000	302,940
			677,820
	Internet 1.29%
	Constant Contact, Inc. *	9,100	120,575

	Oil & Gas 4.89%
	Concho Resources, Inc. *	20,000	456,400

	Pharmaceuticals 3.48%
	Herbalife Ltd.	15,000	325,200

	Retail 4.60%
	Burger King Holdings, Inc.	18,000	429,840

	Software 7.58%
	athenahealth, Inc. *	12,000	451,440
	MedAssets, Inc. *	9,100	132,860
	MSCI, Inc. *	7,000	124,320
			708,620
IPO+

PORTFOLIO OF INVESTMENTS (Unaudited)

As of December 31, 2008 (Continued)

		Shares	Value
	Telecommunications 2.84%
	Cellcom Israel Ltd	12,000	$ 265,200

	Water 5.14%
	American Water Works Co.	23,000	480,240

	Total Common Stocks
	(Cost $7,399,054)		7,214,100

	Short-Term Investments 25.95%
	Registered Investment Companies 25.95%
	Janus Institutional Government Money Market Fund	1,212,652	1,212,652
	Milestone Treasury Obligations Portfolio	1,212,652	1,212,652
	Total Short-Term Investments		2,425,304
	(Cost $2,425,304)

	Total Investments 103.15%
	(Cost $9,824,358)(a)		$ 9,639,404
	Liabilities in Excess of Other Assets -3.15%		(294,813)
	Net Assets 100.00%		$ 9,344,591

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
	At December 31, 2008 net unrealized depreciation for all securities based on tax cost was $184,954. This consists of
	aggregate gross unrealized appreciation of $522,588 and aggregate gross unrealized depreciation of $707,542.

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157)
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

IPO+

PORTFOLIO OF INVESTMENTS (Unaudited)

As of December 31, 2008 (Continued)

	The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of December 31, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 7,214,100	$ -
Level 2 - Other Significant Observable Prices	2,425,304	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 9,639,404	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

2/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

2/27/09

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

2/27/09